Note 29 - Investments in Associates and Joint Ventures - Information Regarding Investments (Details) - USD ($)			2 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Nov. 05, 2018	Aug. 01, 2017	Dec. 31, 2016	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2016
Statement Line Items [Line Items]
Revenue				$ 18,767,000	$ 88,518,000	$ 172,276,000	$ 128,893,000
Operating profit (loss)				(9,788,000)	(3,595,000)	45,301,000	10,239,000
Net income (loss)				(7,704,000)	(8,106,000)	35,160,000	6,064,000
Group’s share of net income (loss)				(7,704,000)	(8,106,000)	35,160,000	6,064,000
Assets						825,303,000	636,300,000
Short-term liabilities						34,002,000	36,850,000
Equity			$ 568,197,000	568,197,000		775,460,000	583,503,000	$ 568,197,000
Group’s share of net income (loss)				(7,704,000)	(8,106,000)	35,160,000	6,064,000
Other comprehensive income that may be reclassified to net income				(630,000)		(1,289,000)	2,235,000
Total comprehensive income				(8,334,000)	(8,773,000)	33,871,000	8,299,000
Current assets						238,090,000	74,311,000
Non-current assets						587,213,000	561,989,000
Current liabilities						34,002,000	36,850,000
Non-current liabilities						15,841,000	15,947,000
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Revenue
Operating profit (loss)						(384,000)	(2,831,000)
Net income (loss)							(2,831,000)
Group’s share of net income (loss)							(563,000)
Assets							5,655,000
Short-term liabilities							8,431,000
Equity						$ (3,276,000)	$ (2,776,000)
The Group’s interest						19.90%	19.90%
Group’s share of net income (loss), before adjustment							$ (563,000)
Adjustments related to amortization of intangible assets
Group’s share of net income (loss)							(563,000)
Total comprehensive income						$ (384,000)
Non-current assets						4,918,000
Current liabilities							8,431,000
StarMaker Inc. [member]
Statement Line Items [Line Items]
Operating profit (loss)						(9,639,000)
Net income (loss)						(2,056,000)
Group’s share of net income (loss)						(598,000)
Short-term liabilities						3,818,000
Equity						$ 2,448,000
The Group’s interest	19.35%					29.09%
Group’s share of net income (loss)						$ (598,000)
Total comprehensive income						(8,602,000)
Non-current assets						11,245,000
Current liabilities						3,818,000
nHorizon [member]
Statement Line Items [Line Items]
Revenue			9,187,000		21,590,000	848,000	42,298,000
Operating profit (loss)			(736,000)		(8,713,000)	(1,568,000)	(2,219,000)
Net income (loss)			(815,000)		(9,159,000)		(2,710,000)
Group’s share of net income (loss)			(237,000)		(2,664,000)		(788,000)
Assets			22,487,000	22,487,000	12,954,000		19,302,000	22,487,000
Short-term liabilities			18,854,000	18,854,000	27,627,000		15,720,000	18,854,000
Equity			3,634,000	3,634,000	(14,673,000)	$ 1,539,000	$ 3,583,000	$ 3,634,000
The Group’s interest						29.09%	29.09%	29.09%
Group’s share of net income (loss), before adjustment							$ (788,000)
Adjustments related to amortization of intangible assets
Group’s share of net income (loss)			(237,000)		(2,664,000)		(788,000)
Other comprehensive income that may be reclassified to net income
Total comprehensive income						(2,056,000)
Current assets						4,302,000
Non-current assets						1,065,000
Current liabilities			$ 18,854,000	$ 18,854,000	$ 27,627,000		15,720,000	$ 18,854,000
Non-current liabilities						453,000
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Revenue							7,562,000
Operating profit (loss)						(4,528,000)	(505,000)
Net income (loss)							(529,000)
Group’s share of net income (loss)							(318,000)
Assets							2,672,000
Short-term liabilities							5,649,000
Equity						$ (7,331,000)	$ (2,977,000)
The Group’s interest		50.10%				50.10%	50.10%
Group’s share of net income (loss), before adjustment							$ (265,000)
Adjustments related to amortization of intangible assets							(54,000)
Group’s share of net income (loss)							(318,000)
Total comprehensive income						$ (4,547,000)
Non-current assets						$ 2,851,000
Current liabilities							$ 5,649,000